1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

JON GAINES

jonathan.gaines@dechert.com +1 212 641 5600 Direct +1 212 698 0446 Fax

February 5, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc. (the “Registrant”)
(File Nos. 033-66528 and 811-07912)
Post-Effective Amendment No. 86 to the Registration Statement on
Form N-1A on behalf of Old Westbury Short-Term Bond Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification on behalf of the Registrant, that the forms of the Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 86, the text of which was filed electronically on January 31, 2024 with the U.S. Securities and Exchange Commission.

No fees are required in connection with this filing. Please do not hesitate to contact me at (212) 641-5600 if you have any questions.

Sincerely,

/s/Jonathan Gaines

Jonathan Gaines